SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES - Sales and marketing expenses and General and administrative expenses ,Income taxes (Details) ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2023 CNY (¥)	Dec. 31, 2023 USD ($)	Dec. 31, 2022 CNY (¥)	Dec. 31, 2021 CNY (¥)
SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES
Delivery expenses	¥ 2,010,700	$ 283,200	¥ 1,373,219	¥ 819,549
Sales and marketing expenses
SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES
Advertising expenditure	801,100	112,800	338,000	243,700
General and administrative expenses
SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES
Research and development costs	¥ 338,800	$ 47,700	¥ 301,400	¥ 251,700